INCOME TAXES DISCLOSURE: Schedule of Income Tax Reconciliation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Details
Net income (loss)	$ (893,717)	$ (637,809)	$ (1,769,501)
Statutory income tax rate	27.00%	27.00%	27.00%
Expected income tax recovery	$ (241,000)	$ (173,000)	$ (478,000)
Non-deductible expenditures	2,335	31	646
Other tax reconcilation	(147,158)	(132,752)	(78,026)
Adjustment to prior year provisions	38,823	108,721	91,380
Change in valuation allowance	$ 347,000	$ 197,000	$ 464,000